Inventories (Details) - Schedule of Inventories - USD ($)	Sep. 30, 2023	Mar. 31, 2023
Schedule of Inventories [Abstract]
Raw materials	$ 251,059	$ 243,222
Finished goods	391,662	446,866
Provision for inventory	(149,507)	(158,834)
Total inventories, net	$ 493,214	$ 531,254